Other Long-Term Receivable	12 Months Ended
Sep. 30, 2023
Other Long-Term Receivable [Abstract]
OTHER LONG-TERM RECEIVABLE

NOTE 11 – OTHER LONG-TERM RECEIVABLE

Other long-term receivable as of September 30, 2023 and 2022 consisted of the following:

	September 30, 2023	September 30, 2022
Escrow deposits for IPO proceeds	$-	$400,000
Long- term deposits for contracts performance	-	313,986
Other long-term receivables	248,011	109,130
Total	$248,011	$823,116